Consolidated Statements of Changes in Shareholders’ Equity - USD ($)		Ordinary shares Class A		Ordinary shares Class B	Additional paid-in capital	Statutory reserves	Retained earnings	Accumulated other comprehensive income/(loss)	Total
Balance at Dec. 31, 2021		$ 433		$ 767	$ 119,586	$ 81,287	$ 701,816	$ 50,453	$ 954,342
Balance (in Shares) at Dec. 31, 2021	[1]	4,332,000		7,668,000
Net income (loss)							83,980		83,980
Appropriation to statutory reserve						8,398	(8,398)
Dividend paid							(398,444)		(398,444)
Foreign currency translation adjustment								(83,556)	(83,556)
Balance at Dec. 31, 2022		$ 433		$ 767	119,586	89,685	378,954	(33,103)	556,322
Balance (in Shares) at Dec. 31, 2022	[1]	4,332,000		7,668,000
Capital contribution					1,128				1,128
Net income (loss)							(241,217)		(241,217)
Foreign currency translation adjustment								(9,961)	(9,961)
Balance at Dec. 31, 2023		$ 433		$ 767	120,714	89,685	137,737	(43,064)	306,272
Balance (in Shares) at Dec. 31, 2023	[1]	4,332,000		7,668,000
Capital contribution					72				72
Initial public offering, net		$ 225			7,795,570				7,795,570
Initial public offering, net (in Shares)	[1]	2,250,000
Deferred IPO costs					(1,251,507)				(1,251,507)
Net income (loss)							(660,588)		(660,588)
Foreign currency translation adjustment								(5,116)	(5,116)
Balance at Dec. 31, 2024		$ 658		$ 767	$ 6,664,624	$ 89,685	$ (522,851)	$ (48,180)	$ 6,184,703
Balance (in Shares) at Dec. 31, 2024		6,582,000	[1]	7,668,000

[1]	Giving retroactive effect to the re-denomination and nominal issuance of shares effected on March 23, 2023